Income taxes - Additional Information (Details) $ in Thousands		12 Months Ended
	Apr. 01, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)
Disclosure Of Income Taxes [Line Items]
Tax expenses (income)		¥ (326,282,000)			¥ (194,806,000)		¥ (42,156,000)
Provision for income taxes		1,697,000	$ 266
Deferred income tax assets recognized		0
Deductible temporary differences for which no deferred tax asset is recognized		1,327,000,000			582,000,000		284,000,000
Unrecognized uncertain tax positions		0			0		0
Research and development tax credits		13,740,000
Connect Biopharm LLC
Disclosure Of Income Taxes [Line Items]
Provision for income taxes		¥ 1,700,000			¥ 0		¥ 0
Hong Kong
Disclosure Of Income Taxes [Line Items]
Tax rate	16.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Assessable profits | $				$ 0		$ 0		$ 0
Hong Kong | Bottom of range
Disclosure Of Income Taxes [Line Items]
Percentage of assessable profits	8.25%
Assessable profits	¥ 2,000,000
UNITED STATES | Connect Biopharma HongKong Limited
Disclosure Of Income Taxes [Line Items]
Corporate income tax rate					21.00%	21.00%	21.00%	21.00%
State Income Tax in California | Connect Biopharm LLC
Disclosure Of Income Taxes [Line Items]
State income tax rate		8.84%	8.84%	8.84%	8.84%	8.84%	8.84%	8.84%
Australia | Connect Biopharma Australia PTY LTD
Disclosure Of Income Taxes [Line Items]
Tax rate		30.00%	30.00%	30.00%
Tax expenses (income)		¥ 0			¥ 0		¥ 0
Provision for income taxes		¥ 0			¥ 0		¥ 0
PRC
Disclosure Of Income Taxes [Line Items]
Tax rate		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Assessable profits		¥ 0			¥ 0		¥ 0
Tax expenses (income)		0			0		0
Provision for income taxes		¥ 0			¥ 0		¥ 0